Document and Entity Information	Jan. 29, 2026
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	Cambridge Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002100125
Amendment Flag	false